EDGAR


March 5, 1996

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


        Re: Freedom Investment Trust
            Filing of Prospectuses and Statement of Additional Information under Rule 497(j) and 497(c)
            File Nos. 811-3999-2-90305

Gentlemen:


CERTIFICATE UNDER RULE 497(j) and 497

(1) Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that all of the forms of Prospectuses for the Registrant for each of the following Series of the Registrant: John Hancock Sovereign U.S. Government Income Fund, John Hancock Regional Bank Fund, John Hancock Gold & Government Fund, John Hancock Sovereign Achievers Fund that would have been filed under paragraph (b) or (c) of Rule 497(j) do not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

(2) Pursuant to 497(c) attached for filing with the Commission is the John Hancock Managed Tax-Exempt Fund and Statement of Additional Information for the following of the Registrant, Freedom Investment Trust.


Sincerely,

/s/ Marilyn Lutzer

Marilyn Lutzer